HOLDING COMPANY ONLY FINANCIAL STATEMENTS (STATEMENTS OF CASH FLOWS) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012
Cash flows from operating activities:
Net income (loss)	$ (160)	$ 434	$ 969	$ 1,722	$ 2,156	$ 1,579
Adjustments to reconcile net income (loss) to net cash from operating activities:
Deferred expense (benefit)	(28)	63	16	237	300	(41)
Stock based compensation expense	132		399	228	228
Other assets	15	165	(175)	66	188	159
Increase (Decrease) in other liabilities	(114)	(374)	859	606	232	(533)
Net cash from operating activities	157	647	2,460	4,323	4,970	3,479
Cash flows from investing activities:
Net cash from investing activities	(297)	(4,072)	31,882	10,194	6,122	(16,389)
Cash flow from financing activities:
Stock repurchases	(71)		(331)	(2,258)	(2,258)
Cash dividend paid	(125)	(135)	(556)	(363)	(498)	(405)
Net cash from financing activities	(1,368)	(2,227)	(23,737)	(24,103)	(26,330)	(12,100)
CHANGE IN CASH AND CASH EQUIVALENTS	(1,508)	(5,652)	10,605	(9,586)	(15,238)	(25,010)
Cash and cash equivalents at beginning of year	8,192	23,430	6,684	17,778	23,430	48,440
CASH AND CASH EQUIVALENTS AT END OF PERIOD	6,684	17,778	17,289	8,192	8,192	23,430
Parent Company [Member]
Cash flows from operating activities:
Net income (loss)	(160)	434			2,156	1,579
Adjustments to reconcile net income (loss) to net cash from operating activities:
Deferred expense (benefit)	(71)				(225)
Equity in undistributed net income of Bank	(375)	(500)			(2,635)	(1,836)
Stock based compensation expense	132				228
Other assets	(9)	36			(67)	(221)
Increase (Decrease) in other liabilities	258	55			99	(170)
Net cash from operating activities	(225)	25			(444)	(648)
Cash flows from investing activities:
Payments received on loan to ESOP	102	99			99	20
Net cash from investing activities	102	99			99	20
Cash flow from financing activities:
Stock repurchases	(71)				(2,258)
Cash dividend paid	(125)	(135)			(498)	(405)
Net cash from financing activities	(196)	(135)			(2,756)	(405)
CHANGE IN CASH AND CASH EQUIVALENTS	(319)	(11)			(3,101)	(1,033)
Cash and cash equivalents at beginning of year	9,327	12,428			12,428	13,461
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 9,008	$ 12,417		$ 9,327	$ 9,327	$ 12,428